   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 18, 1997

                                             1933 Act Registration No. 33_______
                                             1940 Act Registration No. 811______
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   ---------
                                  FORM N-1A EL

                  REGISTRATION STATEMENT UNDER THE           [X]
                    SECURITIES ACT OF 1933

                  Pre-Effective Amendment No.                [ ]

                  Post-Effective Amendment No.               [ ]

                  and/or

                  REGISTRATION STATEMENT UNDER THE           [X]
                    INVESTMENT COMPANY ACT OF 1940

                  Amendment No.                              [ ]
                        (Check appropriate box or boxes)

                       IMPACT MANAGEMENT INVESTMENT TRUST
               (exact name of Registrant as Specified in Charter)

                     1875 Ski Time Square Drive, Suite One
                          Steamboat Springs, CO 80487

               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (970) 879-1189

                                Charles R. Clark
                                    Chairman
                       Impact Management Investment Trust
                     1875 Ski Time Square Drive, Suite One
                          Steamboat Springs, CO 80487
                    (Name and Address of Agent for Service)

         Registrant is registering an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Approximate date of proposed sale to the public: immediately upon effectiveness.

    It is proposed that this filing will become effective (check appropriate box)

            -- immediately upon filing pursuant to paragraph (b)

            -- on (date) pursuant to paragraph (b)

            -- 60 days after filing pursuant to paragraph (a)(1)

            -- on (date) pursuant to paragraph (a)(1)

            -- 75 days after filing pursuant to paragraph (a)(2)

            -- on (date) pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:

            -- this post-effective  amendment  designates a new effective date for a previously filed post-effective amendment

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION ACTING PURSUANT TO SAID SECTION 8(A) MAY DETERMINE.

                       IMPACT MANAGEMENT INVESTMENT TRUST
                       IMPACT MANAGEMENT GROWTH PORTFOLIO
                             CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART A
                          OF FORM N-1A AND PROSPECTUS

         ITEM NUMBER
         OF FORM N-1A                             LOCATION IN PROSPECTUS
         ------------                             ----------------------

1.   Cover Page...........................Cover Page

2.   Synopsis.............................Summary of Trust Expenses

3.   Condensed Financial Information......Inapplicable

4.   General Description of Registrant....Trust Information, The Trust

5.   Management of the Fund...............Trust Information

5A.  Management's Discussion of
     Fund Performance.....................Inapplicable

6.   Capital Stock and Other Securities...The Trust

7.   Purchase of Securities Being
     Offered..............................How to Purchase Shares

8.   Redemption or Repurchase.............How the Redeem Shares

9.   Legal Proceedings....................Inapplicable

                       IMPACT MANAGEMENT INVESTMENT TRUST
                       IMPACT MANAGEMENT GROWTH PORTFOLIO
                             CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART B
              OF FORM N-1A AND STATEMENT OF ADDITIONAL INFORMATION

         ITEM NUMBER                    LOCATION IN STATEMENT OF
         OF FORM N-1A                   ADDITIONAL INFORMATION
         ------------                   ------------------------

10.  Cover Page...........................Cover Page

11.  Table of Contents....................Table of Contents

12.  General Information and History......General Information About The Trust

13.  Investment Objectives and Policies...Investment Objective and Policies;
                                          Types of Investments

14.  Management of the Fund...............Impact Management Investment Trust
                                          Management

15.  Control Persons and Principal
     Holders of Securities................Impact Management Investment Trust
                                          Management

16.  Investment Advisory and Other
     Services.............................Investment Advisor Services

17.  Brokerage Allocation.................Brokerage Transactions

18.  Capital Stock and Other Securities...The Trust (in the Prospectus)

19.  Purchase, Redemption and Pricing of
     Securities Being Offered.............Purchasing Shares; Determining Net
                                          Asset Value; Redeeming Shares

20.  Tax Status...........................Tax Status

21.  Underwriters.........................Principal Distributor

22.  Calculation of Performance Data......Total Return; Yield; Performance
                                          Comparisons

23.  Financial Statements.................Inapplicable

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                       IMPACT MANAGEMENT INVESTMENT TRUST

                       IMPACT MANAGEMENT GROWTH PORTFOLIO
 ===============================================================================

Impact Management Investment Trust (the "Trust") is a no-load, open-end management investment company that offers a convenient and economical means of investing in professionally managed portfolios of securities. This Prospectus offers shares (the "Shares") of Impact Management Growth Portfolio (the "Portfolio") which represent interests in a diversified portfolio of the Trust. The investment objective of the Portfolio is to provide capital appreciation through investing primarily in equity securities of companies believed to have prospects for above-average growth in earnings, or where significant, positive fundamental changes are taking place.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in Shares of the Portfolio. Please read this prospectus carefully and keep this prospectus for future reference. The Trust has filed a Statement of Additional Information dated _______________, 1997, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, free of charge, or make inquiries about the Trust by contacting Impact Management Services, Inc., the Trust's Administrator by calling 1-888-467-2284.

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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                    PROSPECTUS DATED _________________, 1997

                                    CONTENTS


SUMMARY OF TRUST EXPENSES...............................................1
GENERAL INFORMATION.....................................................2
INVESTMENT INFORMATION..................................................2

      Investment Objective..............................................2
      Investment Policies...............................................2
      Acceptable Investments............................................3
      Portfolio Turnover................................................4
      Temporary Defensive Positions.....................................4
      Risk factors......................................................5
      Investment Limitations............................................6

NET ASSET VALUE.........................................................7
HOW TO PURCHASE SHARES..................................................7

      Investing in the Portfolio........................................7
      Minimum Investment Required.......................................8
      Shareholder Inquiries and Services................................8
      Certificates and Confirmations....................................8
      Dividends and Distributions.......................................8

HOW TO REDEEM SHARES.....................................................8
      Accounts With Low Balances.........................................9

TRUST INFORMATION........................................................10
      Management of the Trust............................................10
      Distribution of Shares.............................................11
      Administration of the Trust........................................11
      Expenses of the Trust..............................................11
      Brokerage Transactions.............................................11

THE TRUST................................................................12
      General Information................................................12
      Voting Rights......................................................12
      Massachusetts Partnership Law......................................12

TAX INFORMATION..........................................................12
      Federal Income Tax.................................................13

PERFORMANCE ADVERTISING..................................................14

                            SUMMARY OF FUND EXPENSES

SHAREHOLDER TRANSACTION EXPENSE
Maximum Sales Load Imposed on Purchases.................................None
Maximum Sales Load Imposed on Reinvested Dividends......................None
Deferred Sales Charges..................................................None
Redemption Fees.........................................................None
Exchange Fee............................................................None

ANNUAL FUND OPERATING EXPENSES
 (as a percentage of average net assets)
Management Fees......................................................  2.25%
12b-1 Fees...........................................................   None
Other Expenses*......................................................  0.22%
         Administrative Fees+........................................  0.22%
Total Fund Operating Expenses*.......................................  2.47%

*estimatedted

+ The Administration Fee is an annual fee of $165 per account. Because there is no way to accurately predict the number of accounts which will exist, the percentage of net assets is estimated based on an estimated average account value of $75,000. The actual percentage of net asset value may be more or less than the estimate shown.

The purpose of the tables is to help you understand all expenses and fees that you would bear directly or indirectly as a Fund shareholder. However, because neither the Trust nor the Portfolio have an operating history, only percentage fees which are set by contract can be accurately predicted. Because of the difficulty of predicting the size of the Portfolio, the number of shareholder accounts, or the exact level of expenses, the fees and expenses shown above as estimated are not necessarily reflective of the experience the Portfolio will have during the first year of operations and are subject to potential significant material deviation. The expenses and fees shown are estimated for the fiscal year starting on the date the Portfolio commences business and ending on September 30, 1997.

EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return, (2) redemption at the end of each time period and (3) reinvestment of all dividends and capital distribution.

                   1 Year             3 Years
                   ------             -------
                   $_____             $______

THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES IN THE FUTURE MAY BE GREATER OR LESSER THAN THOSE SHOWN.

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                              GENERAL INFORMATION
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The Trust was established as a Massachusetts business trust under a Declaration of Trust dated December 18, 1996. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The Trust is an open-end investment company. As of the date of this prospectus, the Trust currently has only one portfolio known as Impact Management Growth Portfolio.

The Portfolio seeks appreciation of capital through investment in equity securities of companies determined by the investment advisor to have prospects for above-average growth in earnings, or where significant positive fundamental changes are taking place. There is no assurance the Portfolio can meet its investment objective.

For information on how to purchase Shares, please refer to "How to Purchase Shares." The minimum initial investment for the Portfolio is $5,000.00. Subsequent investments must be in amounts of at least $1,000.00. There is no minimum investment or subsequent investment requirement for qualified retirement plans (not including individual retirement accounts). Shares are sold at net asset value without any sales load. Shares are redeemed at net asset value. For a more complete description, see "How to Redeem Shares."

Additional information pertaining to the Trust may be obtained by writing the Trust's Administrator, Impact Management Services, Inc., Arrott Building, Third Floor, 401 Wood Street, Pittsburgh, PA 15219, or by calling 1-888-467-2284.

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                             INVESTMENT INFORMATION
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INVESTMENT OBJECTIVE

The investment objective of the Portfolio is to provide capital appreciation. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Portfolio will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Portfolio pursues this investment objective by investing primarily in equity securities of companies with small and medium market capitalization and, in the view of its Advisor, prospects for above-average growth in earnings, or where significant, positive fundamental changes are taking place. Unless indicated otherwise, the investment policies of the Portfolio may be changed by the Board of Trustees without the approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.

The Advisor's investment process in managing the assets of the Portfolio is both quantitative and fundamental, and is significantly focused on quality earnings growth. In seeking to identify investment opportunities for the Portfolio, the Advisor begins by defining a universe of rapidly growing companies with market capitalizations within the parameters described for the Portfolio and with certain quality characteristics. Using proprietary analysis methods and research models that incorporate important attributes of successful growth, such as positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth, the Advisor creates a pool of growing companies for further analysis. Then, using fundamental research, the Advisor evaluates each company's current growth trends. Through this process, the Advisor seeks to identify companies for inclusion in the Portfolio that possess strong growth characteristics. Because the stock prices of these kinds of companies will undoubtedly fluctuate both up and down over time, it is important that investors in the Portfolio should be long-term investors. The Portfolio is not suitable for short-term investors or those looking for current income. Of course, there can be no assurance that use of these techniques will be successful, even over the long term.

Under normal market conditions, the Portfolio will invest primarily in common securities of small and medium sized growth companies (market capitalization or annual revenues up to $5 billion). The average market capitalizations or annual revenues of holdings in the Portfolio may, however, fluctuate over time as a result of market valuation levels and the availability of specific investment opportunities. In addition, the Portfolio may continue to hold securities of companies whose market capitalizations or annual revenues grow above $5 billion subsequent to purchase, if the company continues to satisfy the other investment policies of the Portfolio.

Securities will be sold when the Advisor believes that significant appreciation is no longer probable, alternative investments offer superior appreciation prospects, or it is believed that the risk of a decline in market price is too great. Because of its policy with respect to the sales of investments, the Portfolio may from time to time realize short-term gains or losses. The Portfolio will likely have somewhat greater volatility (both up and down) than the stock market in general, as measured by the S&P 500 Index.

Normally, the Portfolio will purchase only securities traded in the United States or Canada on registered exchanges or in the over-the-counter market. The Portfolio may invest up to 15% of its net assets in illiquid securities. This limitation does not include any Rule 144A security that has been determined to be liquid pursuant to procedures established by the Board.

ACCEPTABLE INVESTMENTS

SMALL AND MEDIUM CAPITALIZATION STOCKS. The Portfolio invests primarily in equity securities of companies selected by the Advisor on the basis of traditional and proprietary research techniques, including assessment of earnings growth prospects and of the risk and volatility of each company's business. The Portfolio generally invests in companies in the smaller to mediumcapitalization range (up to $5,000,000,000 market capitalization at the time of purchase); however, the Portfolio may invest in larger capitalization companies from time to time when the Advisor deems it appropriate. The positive fundamental changes which the Advisor will seek to identify in companies include, for example, restructuring of basic businesses or reallocations of assets which present opportunities for significant share price appreciation. At times, the Portfolio will invest in securities of companies which are deemed by the Advisor to be candidates for acquisition by other entities as indicated by changes in ownership, changes in standard price-to-value ratios, and an examination of other standard analytical indices. The Portfolio may invest in preferred stocks, corporate bonds, debentures, notes, warrants, and put and call options on stocks. (See "Risk Factors" below.)

PUT AND CALL OPTIONS. The Portfolio may purchase put and call options on stocks. A put option gives the Portfolio, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. A call option gives the Portfolio the right (upon exercise of the option during the option period) to require the writer of the call option to sell the underlying security to the Portfolio upon payment of the exercise price.

Although the Advisor will consider liquidity before entering into option transactions, there is no assurance that a liquid secondary market will exist for any particular option or at any particular time. The Portfolio reserves the right to attempt to enhance the performance of, or to hedge, the portfolio by buying or selling financial futures and by buying put and call options on stock index futures and financial futures.

SECURITIES OF OTHER INVESTMENT COMPANIES. The Portfolio may invest up to 10% of its assets in securities of other investment companies. It should be noted that investment companies incur certain expenses, such as management fees and accounting fees, similar to the expenses of the Portfolio, and, therefore, any investment by the Portfolio in shares of other investment companies would be subject to such duplicate expenses.

PORTFOLIO TURNOVER

Although the Portfolio does not intend to invest for the purpose of seeking short-term profits, securities held by it will be sold whenever the Advisor believes it is appropriate to do so in light of the Portfolio's investment objectives, without regard to the length of time a particular security may have been held.

The Portfolio does not attempt to set or meet any specific portfolio turnover rate, since turnover is incidental to transactions undertaken in an attempt to achieve the Portfolio's investment objective. A higher turnover rate (100% or more) increases transaction costs (e.g., brokerage commissions) and increases realized gains and losses. It is expected that under normal market conditions, the annual turnover rate for the Portfolio will not exceed 100%.

TEMPORARY DEFENSIVE POSITIONS

For temporary defensive purposes, when the Advisor determines that market conditions may warrant, the Portfolio may invest up to 100% of its assets in cash, cash items, and money market instruments (consisting of securities issued or guaranteed by the United States government, its agencies or instrumentalities; certificates of deposit; time deposits; and bankers' acceptances issued by banks or savings and loans associations having net assets of at least $500 million as stated on their most recently published financial statements; commercial paper rated in one of the two highest categories by at least one Nationally Recognized Statistical Rating Organization ("NRSRO"); repurchase agreements involving such securities; and, to the extent permitted by applicable law, shares of other investment companies investing solely in money market securities). To the extent that the Portfolio is invested in temporary defensive investments, it will not be pursuing its primary investment objective.

RISK FACTORS

The Portfolio is being managed with a view to long-term capital appreciation. It is not a suitable investment for short-term investors or for those seeking current income. The Portfolio's net asset value will fluctuate to reflect the investment performance of the securities held by the Portfolio. The value a shareholder receives upon redemption may be greater or lesser than the value of such shares when purchased. The use of investment techniques such as investing in repurchase agreements and trading in put and call options involves greater risk than does an investment in a fund that does not engage in these activities.

SMALL AND MEDIUM CAPITALIZATION STOCKS. Investments in common stocks in general are subject to market risks that may cause their prices to fluctuate over time. Therefore, an investment in the Portfolio is most suitable for long-term investors who can bear the risk of these fluctuations. The Portfolio invests extensively in securities of issuers with small or medium market capitalizations. This increased risk may be due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of management depth or a combination of those factors. The securities of small and medium capitalization companies are often traded in the over-the-counter market, and may be traded in volumes which are significantly smaller than those typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and may be subject to more abrupt or erratic market movements, than securities of larger, more established companies.

OVER-THE-COUNTER MARKET. The Portfolio may invest in over-the-counter stocks. In contrast to the securities exchanges, the over-the-counter market is not a centralized facility which limits trading activity to securities of companies which initially satisfy certain defined standards. Generally, the volume of trading in an unlisted or over-the-counter common stock is less than the volume of trading in a listed stock. This means that the depth of market liquidity of some stocks in which the Portfolio may invest may not be as great as that of other securities, which means that selling large numbers of those shares may be more difficult in a short period of time and purchases or sales of other than a small amount of those shares may adversely affect the price thereof. If the Portfolio was to dispose of such a stock, it might have to offer the shares at a discount from recent prices, or sell the shares in small lots over an extended period of time.

LACK OF EXPERIENCE OF THE ADVISOR. While the Portfolio's Advisor does have a great deal of experience managing money for its clients, it has limited experience as an investment advisor to a registered investment company, having served in such capacity for the Integrity Portfolios, Inc. in 1991 and 1992.

INVESTMENT LIMITATIONS

The investment objectives of the Portfolio and the investment limitations set forth herein and certain investment limitations contained in the Trust's Combined Statement of Additional Information are fundamental policies of the Portfolio. The Portfolio's fundamental policies can not be changed without the consent of the holders of a majority of the Trust's outstanding shares.

The Portfolio may not:

o borrow money directly or through reverse repurchase agreements (arrangements in which the Portfolio sells a portfolio security for a percentage of its cash value with an agreement to buy it back on a set date) except, under certain circumstances, the Portfolio may borrow up to one-third of the value of its net assets; or

o sell securities short except, under strict limitations, the Portfolio may maintain open short positions so long as not more than 10% of the value of its net assets is held as collateral for those positions.

The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

The Portfolio may not:

o purchase securities of other investment companies, except in open market transactions limited to not more than 10% of its total net assets, or except as part of a merger, consolidation, or other acquisition;

o invest more than 15% of its total assets in securities of issuers that have records of less than three years of continuous operations or in equity securities of any issuer which are not readily marketable;

o commit more than 5% of its total net assets to premiums on open put and call option positions;

o invest more than 5% of its total net assets in securities of one issuer (except cash and cash items, repurchase agreements, and U.S. government obligations) or acquire more than 10% of any class of voting securities of any one issuer; or

o    invest more than 5% of its total net assets in warrants.

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                                  NET ASSET VALUE
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The Portfolio's net asset value per Share fluctuates. The net asset value for Shares of the Portfolio is determined by adding the market value of all securities and other assets of the Portfolio, subtracting the liabilities of Portfolio, and dividing the remainder by the total number of Shares outstanding. The net asset value of Shares of the Portfolio is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Portfolio's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

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                             HOW TO PURCHASE SHARES
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INVESTING IN THE PORTFOLIO

Shares of the Portfolio are sold on days on which the New York Stock Exchange is open. To purchase shares of the Portfolio, call Impact Management Services, Inc. (the Portfolio's Administrator) at 1-888-467-2284. Information needed to establish an account will be taken over the telephone.

The Trust reserves the right to reject any purchase request. Shares may also be purchased through a financial institution (such as a bank or broker/dealer) which has a sales agreement with Management Securities, Inc., or through Management Securities Inc., directly.

In connection with any sale, Management Securities, Inc. may from time to time offer certain items of nominal value to any shareholder or investor.

No sales load is imposed for Shares purchased through bank trust departments, investment advisors registered under the Investment Advisors Act of 1940, as amended, or retirement plans where the third party administrator has entered into certain arrangements with Management Securities, Inc. However, investors who purchase Shares through a trust department, investment advisor, or retirement plan may be charged an additional service fee by the institution.

The purchase price of shares of the Portfolio is the net asset value per share determined at the end of the day on which a purchase order is effective. Purchases will be made in full and fractional shares of the Portfolio calculated to three decimal places. The Portfolio will not issue certificates representing shares of the Portfolio.

PURCHASING BY MAIL. To purchase shares by mail, send a check (in the amount of at least $5,000 for an initial investment or $1,000 for a subsequent investment) made payable to IMPACT MANAGEMENT GROWTH PORTFOLIO to: IMPACT MANAGEMENT GROWTH PORTFOLIO c/o Fifth Third Bank, P.O. Box 632164, Cincinnati, OH 45263-2164. Orders by mail are considered received after payment by check is converted by Impact

Management Services, Inc. into federal funds. This is normally the next business day after the check is received.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in shares is $5,000, plus any non-affiliated broker's fee, if applicable. An institutional investor's minimum investment will be calculated by combining all of the accounts it maintains with the Portfolio. Accounts established through a non-affiliated bank or broker may, therefore, be subject to a smaller minimum investment. Accounts established through a qualified retirement plan (not including Individual Retirement Accounts "IRAs") are not subject to the minimum investment requirement. Additional investments can be made in amounts of at least $1000.00. No minimum applies to subsequent purchases effected through reinvestment of dividends and capital gains or for subsequent purchases through qualified retirement plans (not including IRAs).

SHAREHOLDER INQUIRIES AND SERVICES

The Trust reserves the right to change the shareholder services described below or to change the terms or conditions relating to such services upon 60 days' notice to shareholders.

CERTIFICATES AND CONFIRMATIONS.

As transfer agent for the Trust, Impact Management Services, Inc. maintains a share account for each shareholder. Share certificates will not be issued. Quarterly account statements will be sent to each shareholder. In addition, detailed confirmations of each purchase or redemption are sent to each shareholder. Semi-annual confirmations are sent to each shareholder to report dividends paid during that period.

DIVIDENDS AND DISTRIBUTIONS

Substantially all of the net investment income (exclusive of capital gains) of the Portfolio is distributed by the Trust at least annually.

Shareholders automatically receive all dividends and capital gain distributions in additional shares at the net asset value determined on the next Business Day after the record date, unless the shareholder has elected to take such payment in cash. Shareholders may receive payments for cash distributions in the form of a check.

Dividends and distributions of the Portfolio are paid on a per share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or distribution of capital gains, a shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

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                               HOW TO REDEEM SHARES
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The Portfolio redeems shares at their net asset value as determined at the close of the day on which the Portfolio receives the redemption request. Redemption requests must be received in proper form and can be made by written request.

WRITTEN REQUESTS. Shares may be redeemed by sending a written request to the Transfer Agent. Call the Portfolio for specific instructions before redeeming by letter. The shareholder will be asked to provide in the request his name, the Portfolio name, his account number, and the share or dollar amount requested.

SIGNATURES. Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Portfolio, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

   o a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");

   o a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

   o a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or

   o any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Portfolio does not accept signatures guaranteed by a notary public.

The Portfolio and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Portfolio may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Portfolio and its transfer agent reserve the right to amend these standards at any time without notice.

RECEIVING PAYMENT. Normally, a check for the redemption proceeds is mailed within one business day, but in no event more than seven business days after the receipt of a proper written redemption request.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Trust may redeem shares in any account and pay the proceeds to the shareholder if the balance falls below the required minimum of $5,000 due to shareholder redemptions. This procedure would not apply, however, if the balance falls below $5,000 solely because of a decline in the Portfolio's net asset value.

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                                 TRUST INFORMATION
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MANAGEMENT OF THE TRUST
BOARD OF TRUSTEES.

The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.

INVESTMENT ADVISOR

Jordan American Holdings, Inc., d/b/a Equity Assets Management (the "Advisor") is the Portfolio's investment advisor. The Advisor continually conducts investment research and supervision for the Trust and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Trust.

ADVISORY FEES. The Advisor receives an annual investment advisory fee equal to 2.25% of the Portfolio's average daily net assets. Under the investment advisory contract, which provides for the voluntary waiver of the advisory fee by the Advisor, the Advisor may voluntarily waive some or all of its fee. The advisory fee is calculated and paid to the Advisor on a monthly basis.

ADVISOR'S BACKGROUND. The Advisor is a professional investment manager and a registered investment advisor, which was founded in 1972 under the name Equity Assets Management. Jordan American Holdings, Inc. d/b/a Equity Assets Management, is a publicly held company which trades on NASDAQ under the symbol "JAHI". The Advisor's principle place of business is located at 1875 Ski Time Square Drive, Suite One, Steamboat Springs, Colorado 80487. In addition to advising the Portfolio, the Advisor provides investment advisory services to individuals, corporations, foundations, limited partnerships, a commodity pool and individual retirement, corporate, and group pension and profit-sharing plans. The Advisor currently has discretionary management authority with respect to approximately $95 million in assets.

The Advisor serves as the investment advisor to the Portfolio under an Investment Advisory Agreement with the Trust (the "Advisory Agreement"). The Advisor makes investment decisions with respect to the assets of the Portfolio and continuously reviews, supervises and administers the investment program of the Portfolio, subject to the supervision of, and policies established by, the Board of Trustees of the Trust.

W. NEAL JORDAN, Senior Portfolio Manager of Jordan American Holdings, Inc., is the company's founder and has been Senior Portfolio Manager since the company's inception in 1972.

CHARLES R. CLARK, Senior Assistant Portfolio Manager of Jordan American Holdings, Inc. since 1993, has been with the company since 1991. From October 1991 through the end of 1993, he was a Technical Research Analyst for Jordan American Holdings, Inc.

DISTRIBUTION OF SHARES

Management Securities, Inc. is the principal distributor for Shares of the Trust. Management Securities, Inc. is located at 1875 Ski Time Square Drive, Suite One, Steamboat Springs, CO 80487. It is a Florida corporation organized on March 7, 1986, and is a subsidiary of Jordan American Holdings, Inc., the Trust's Advisor. The Distributor's fees will be paid by the Advisor from its Advisory fee.

ADMINISTRATION OF THE TRUST

ADMINISTRATIVE SERVICES. Impact Management Services, Inc., Pittsburgh, Pennsylvania, provides administrative personnel and services (including financial reporting services) necessary to operate the Trust. Impact Management Services, Inc. provides these services, as well as transfer agent and dividend disbursing agent services for a fee in an amount of to $165.00 per account, per year.

CUSTODIAN. The custodian for the securities and cash of the Trust is Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, OH 45263. The Custodian's fee is paid by Impact Management Services, Inc. from its administrative services fee.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Impact Management Services, Inc., is transfer agent and dividend disbursing agent for the Shares of the Trust. Impact Management Services, Inc. provides these services for an annual fee which is included in the fee paid to Impact Management Services, Inc. for its administrative services.

INDEPENDENT AUDITORS. The independent auditors for the Trust are Arthur F. Bell, Jr. & Associates, L.L.C., Heaver Plaza, Suite 200, 1301 York Road, Lutherville, MD 21093.

EXPENSES OF THE TRUST

The Portfolio pays its own expenses relating to its operation, including fees for its service providers (the advisory fee and the administration fee), , brokerage fees, interest charges, and taxes. Fees for custodial, transfer agent, dividend disbursing agent, administration and accounting services, audit and legal expenses, expense of preparing prospectuses, proxy solicitation material and reports to shareholders, cost of pricing and insurance expenses and registering the shares under federal and state securities laws will be paid by Impact Management Services, Inc. from its administrative services fee.

BROKERAGE TRANSACTIONS

When selecting brokers to handle the purchase and sale of portfolio instruments, the Advisor looks for prompt execution of the order at a favorable price. The Advisor may give consideration to those firms which have sold or are selling Shares of the Trust. The Advisor makes decisions on portfolio transactions and selects brokers. It is anticipated that the majority of brokerage transactions will be effected through Management Securities, Inc., the Trust's Distributor and a wholly-owned subsidiary of the Advisor.

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                                     THE TRUST
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GENERAL INFORMATION

The Trust is a Massachusetts business trust. The Shares offered by this prospectus are shares of the Impact Management Growth Portfolio. The Trust intends to offer other portfolios from time to time. All consideration received by the Trust for shares of any portfolio and all assets of each portfolio belong only to that portfolio and would be subject to only the liabilities related thereto.

VOTING RIGHTS

Each share of the Portfolio gives the shareholder one vote in Trustee elections and all other matters submitted to shareholders for a vote. All shares in the Trust have equal voting rights. If and when the Trust creates other portfolios, shares in any such portfolios will also be able to vote in elections of Trustees and in certain Trust matters. Only holders of shares of a portfolio will be able to vote on matters relating solely to that portfolio.

As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Board of Trustees or by shareholders at a special meeting. A special meeting of shareholders may be called by the Board of Trustees at any time and will be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all series entitled to vote.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by its Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

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                                  TAX INFORMATION
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FEDERAL INCOME TAX

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Trust or its shareholders. Accordingly, you are urged to consult your tax Advisors regarding specific questions as to federal, state and local income taxes. See also the Statement of Additional Information.

TAX STATUS OF THE TRUST. Each Portfolio (to the extent there is more than one) will be treated as a separate entity for federal income tax purposes and is not combined with the Trust's other portfolios. The Trust intends to qualify or to continue to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Trust qualifies for this special tax treatment, it will be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) which it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS. The Trust will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will be taxable to shareholders as ordinary income whether received in cash or in additional shares. Distributions from net investment income will qualify for the dividends-received deduction for corporate shareholders only to the extent such distributions are derived from dividends paid by domestic corporations. It can be expected that only certain dividends of the Portfolio will qualify for that deduction. Any net capital gains will be distributed annually and will be taxed to shareholders as long-term capital gains, subject to certain limitations regardless of how long the shareholder has held shares and regardless of whether the distributions are received in cash or in additional shares. The Trust will make annual reports to shareholders of the federal income tax status of all distributions, including the amount of dividends eligible for the dividends-received deduction.

Certain securities purchased by the Portfolio may be sold with original issue discount and thus would not make periodic cash interest payments. If the Portfolio acquired such securities, it would be required to include as part of its current net investment income the accrued discount on such obligations for purposes of the distribution requirement even though the Portfolio has not received any interest payments on such obligations during that period. Because the Portfolio distributes all of its net investment income to its shareholders, the Portfolio may have to sell portfolio securities to distribute such accrued income, which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in taxable gain or loss.

Income received on direct U.S. obligations is exempt from income tax at the state level when received directly by the Portfolio and may be exempt, depending on the state, when received by a shareholder as income dividends from the Portfolio provided certain state-specific conditions are satisfied. Not all states permit such income dividends to be as exempt and some require that a certain minimum percentage of an investment company's income be derived from state tax-exempt interest. The Portfolio will inform shareholders annually of the percentage of income and distributions derived from direct U.S. obligations. You should consult your tax Advisor to determine whether any portion of the income dividends received from the Portfolio is considered tax exempt in your particular state.

TAX TREATMENT OF TRANSACTIONS. Each sale or redemption of the Portfolio's shares is a taxable event to the shareholder. Shareholders are urged to consult their own tax Advisors regarding the status of their accounts under state and local tax laws.

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                              PERFORMANCE ADVERTISING
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From time to time, the Portfolio advertises its total return and yield. These figures will be based on historical earnings and are not intended to indicate future performance. No representations can be made regarding actual future returns or yields.

Total return represents the change, over a specific period of time, in the value of an investment in the Portfolio after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Portfolio is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by each class of Shares over a thirty-day period by the maximum offering price per share of each class on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Portfolio and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

From time to time, advertisements for the Portfolio may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of the Portfolio to certain indices.

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                               IMPACT MANAGEMENT
                                INVESTMENT TRUST
                            IMPACT GROWTH PORTFOLIO
                               IMPACT MANAGEMENT
                                INVESTMENT TRUST
                     1875 Ski Time Square Drive, Suite One
                          Steamboat Springs, CO 80487

                               INVESTMENT ADVISOR
                         Jordan American Holdings, Inc.
                         d/b/a Equity Assets Management
                     1875 Ski Time Square Drive, Suite One
                          Steamboat Springs, CO 80487

                                  DISTRIBUTOR
                          Management Securities, Inc.
                     1875 Ski Time Square Drive, Suite One
                          Steamboat Springs, CO 80487

                               TRANSFER AGENT AND
                           DIVIDEND DISBURSING AGENT
                        Impact Management Services Inc.
                          Arrott Building, Third Floor
                                401 Wood Street
                              Pittsburgh, PA 15222

                                 ADMINISTRATOR
                        Impact Management Services Inc.
                          Arrott Building, Third Floor
                                401 Wood Street
                              Pittsburgh, PA 15222

                                   CUSTODIAN
                              The Fifth Third Bank
                            38 Fountain Square Plaza
                              Cincinnati, OH 45263

                              INDEPENDENT AUDITORS
                    Arthur F. Bell, Jr. & Associates, L.L.C.
                            Heaver Plaza, Suite 200
                                 1301 York Road
                             Lutherville, MD 21093

                                 LEGAL COUNSEL
                        Plummer, Beaman & DeWalt, L.L.P.
                             38th Floor, Gulf Tower
                              Pittsburgh, PA 15219


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                                    PROSPECTUS


                                     [DATE]

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                               IMPACT MANAGEMENT
                                INVESTMENT TRUST

                              IMPACT GROWTH PORTFOLIO


                                 1-888-467-2284

                                     (LOGO)

                                 IMGT (___/97)

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                    IMPACT o MANAGEMENT o INVESTMENT o TRUST

                       IMPACT MANAGEMENT GROWTH PORTFOLIO
                      STATEMENT OF ADDITIONAL INFORMATION

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Impact Management Growth Portfolio (the "Portfolio") is a diversified portfolio of Impact Management Investment Trust (the "Trust"). The Trust is an open-end management investment company that offers a convenient and economical means of investing in professionally managed portfolios of securities. This Statement of Additional Information should be read with the prospectus for Impact Management Growth Portfolio dated _________________, 1997. This Statement is not a prospectus itself. To receive a copy of the prospectus, write or call the Trust.

                   Statement dated ___________________, 1997

                               TABLE OF CONTENTS

GENERAL INFORMATION ABOUT THE TRUST......................1

INVESTMENT OBJECTIVE AND POLICIES .......................1
Types of Investments.....................................1
  Temporary Investments .................................2
  When-Issued and Delayed Delivery Transactions..........2
  Lending of Portfolio Securities........................2
  Repurchase Agreements..................................3
  Reverse Repurchase Agreements..........................3
  Portfolio Turnover ....................................3
  Investment Limitations.................................3

IMPACT MANAGEMENT INVESTMENT TRUST MANAGEMENT............5
Trust Ownership..........................................6
  Trustees' Compensation.................................6
  Trustee Liability......................................6

INVESTMENT ADVISORY SERVICES.............................6
Advisor to the Trust.....................................6
  Advisory Fees..........................................7
  Other Related Services.................................7

ADMINISTRATIVE SERVICES..................................7

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT.............7

BROKERAGE TRANSACTIONS ..................................7

PURCHASING SHARES........................................8
Conversion to Federal Funds..............................8

DETERMINING NET ASSET VALUE..............................8
Determining Market Value of Securities...................8

REDEEMING SHARES.........................................8
Redemption in Kind.......................................8

TAX STATUS...............................................9
The Trust's Tax Status...................................9
  Shareholders' Tax Status...............................9

TOTAL RETURN ............................................9

YIELD....................................................9

PERFORMANCE COMPARISONS..................................9

GENERAL INFORMATION ABOUT THE TRUST

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Impact Management Growth Portfolio is a portfolio of Impact Management Investment Trust (the "Trust"). The Trust was established as a Massachusetts business trust under a Declaration of Trust dated December 18,1996. The Trust is an open-end investment company. As of the date of this Statement of Additional Information, the Trust consists of only one portfolio, the Impact Management Growth Portfolio, and offers only one class of shares.

INVESTMENT OBJECTIVE AND POLICIES

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The investment objective of the Portfolio is to provide capital appreciation. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Portfolio will achieve its investment objective, it endeavors to do so by investing primarily in equity securities of companies with prospects for above-average growth in earnings or of companies where significant fundamental changes are taking place. Unless indicated otherwise, the investment policies of the Portfolio may be changed by the Board of Trustees without the approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.

TYPES OF INVESTMENTS

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The Portfolio invests primarily in equity securities of companies selected by the Advisor on the basis of traditional and proprietary research techniques, including assessment of earnings prospects and of the risk and volatility of each company's business. The Portfolio generally invests in companies in the smaller to medium capitalization range (up to $5,000,000,000 market capitalization at the time of purchase); however, the Portfolio may invest in larger capitalization companies from time to time when the Advisor deems it appropriate. The fundamental changes which the Advisor will seek to identify in companies include, for example, restructuring of basic businesses or reallocations of assets which present opportunities for significant share price appreciation. At times, the Portfolio will invest in securities of companies which are deemed by the Advisor to be candidates for acquisition by other entities as indicated by changes in ownership, changes in standard price-to-value ratios, and an examination of other standard analytical indices. The Portfolio may invest in preferred stocks, corporate bonds, debentures, notes, warrants, and put and call options on stocks as further described below.

         RESTRICTED SECURITIES

         The Portfolio expects that any restricted securities would be acquired either from institutional investors who originally acquired the securities in private placements or directly from the issuers of the securities in private placements. Restricted securities and other securities that are not readily marketable may sell at a discount from the price they would bring if freely marketable.

         PUT AND CALL OPTIONS

         The Portfolio may purchase put and call options on stocks. A put option gives the Portfolio, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. A call option gives the Portfolio the right (upon exercise of the option during the option period) to require the writer of the call option to sell the underlying security to the Portfolio upon payment of the exercise price.

         Although the Advisor will consider liquidity before entering into option transactions, there is no assurance that a liquid secondary market will exist for any particular option or at any particular time. The Portfolio reserves the right to attempt to enhance the performance of or hedge the portfolio by buying and selling financial futures and by buying put and call options on stock index futures and financial futures.

         TEMPORARY INVESTMENTS

         The Portfolio may also invest in the following temporary investments from time to time for defensive purposes.

         MONEY MARKET INSTRUMENTS

         The Portfolio may invest in the following money market instruments:

            o instruments of domestic and foreign banks and savings and loans if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured in full by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC"), or the Savings Association Insurance Fund, which is administered by the FDIC; and

            o prime commercial paper (rated A-1 by Standard and Poor's
              Ratings Group, Prime-1 by Moody's Investors Service, Inc., or F-1 by Fitch Investors Service, Inc.).

         US Government Obligations

         The types of U.S. government obligations in which the Portfolio may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

            o the full faith and credit of the U.S. Treasury;

            o the issuer's right to borrow from the U.S. Treasury;

            o the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

            o the credit of the agency or instrumentality issuing the
              obligations.

         Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:

            o Federal Farm Credit Banks;

            o Federal Home Loan Banks;

            o Federal National Mortgage Association;

            o Student Loan Marketing Association; and

            o Federal Home Loan Mortgage Corporation.

         WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

         These transactions are made to secure what is considered to be an advantageous price or yield for the Portfolio. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Portfolio sufficient to make payment for the securities to be purchased are segregated on the Portfolio's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Portfolio does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

         LENDING OF PORTFOLIO SECURITIES

         The collateral received when the Portfolio lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Portfolio. During the time portfolio securities are on loan, the borrower pays the Portfolio any dividends or interest paid on such securities. Loans are subject to termination at the option of the Portfolio or the borrower. The Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment of the Portfolio in the securities on loan. It is anticipated that the Portfolio will not engage in the lending of its portfolio securities.

         REPURCHASE AGREEMENTS

         The Portfolio or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a seller has defaulted by filing for bankruptcy or has become insolvent, disposition of such securities by the Portfolio might be delayed pending court action. The Portfolio believes that under the regular procedures normally in effect for custody of the Portfolio's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Portfolio and allow retention or disposition of such securities. The Portfolio will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are found by the Portfolio's investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees (the "Trustees").

         REVERSE REPURCHASE AGREEMENTS

         The Portfolio may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Portfolio transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future, the Portfolio will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Portfolio to avoid selling portfolio securities at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Portfolio will be able to avoid selling portfolio securities at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Portfolio, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.

         PORTFOLIO TURNOVER

         Although the Portfolio does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the investment advisor believes it is appropriate to do so in light of the Portfolio's investment objective, without regard to the length of time a particular security may have been held. The Portfolio will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Portfolio's investment objective.

         INVESTMENT LIMITATIONS

         CONCENTRATION OF INVESTMENTS

         The Portfolio will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry. However, the Portfolio may at times invest 25% or more of the value of its total net assets in cash or cash items (not including certificates of deposit), securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or repurchase agreements secured by such instruments.

         INVESTING IN COMMODITIES

         The Portfolio will not purchase or sell commodities. The Portfolio reserves the right to purchase financial futures and put options on stock index futures and on financial futures.

         INVESTING IN REAL ESTATE

         The Portfolio will not purchase or sell real estate, although it may invest in the securities of companies whose business involves the purchase or sale of real estate, or in securities which are secured by real estate or interests in real estate.

         BUYING ON MARGIN

         The Portfolio will not purchase any securities on margin but may obtain such short-term credits as may be necessary for the clearance of transactions and may make margin payments in connection with buying financial futures, put options on stock index futures, and put options on financial futures.

         SELLING SHORT

         The Portfolio will not sell securities short unless at all times when a short position is open, it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issuer as, and equal in amount to, the securities sold short; and unless not more than 10% of the value of the Portfolios net assets is held as collateral for such sales at any one time.

         ISSUING SENIOR SECURITIES AND BORROWING MONEY

         The Portfolio will not issue senior securities, except as permitted by its investment objective and policies, and except that the Portfolio may borrow money and engage in reverse repurchase agreements only in amounts up to one-third of the value of its net assets, including the amounts borrowed. The Portfolio will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure, or to facilitate management of the portfolio by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Portfolio will not purchase any securities while any such borrowings (including reverse repurchase agreements) are outstanding.

         LENDING CASH OR SECURITIES

         The Portfolio will not lend any of its assets except portfolio securities. This shall not prevent the purchase or holding of corporate or government bonds, debentures, notes, certificates of indebtedness, or other debt securities of an issuer, repurchase agreements, or other transactions which are permitted by the Portfolio's investment objective and policies.

         UNDERWRITING

         The Portfolio will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

         INVESTING IN MINERALS

         The Portfolio will not purchase interests in oil, gas, or other mineral exploration or development programs, although it may purchase the securities of issuers which invest in or sponsor such programs.

         DIVERSIFICATION OF INVESTMENTS

         The Portfolio will not purchase the securities of any issuer (other than securities of the U.S. government, its agencies, or instrumentalities, or instruments secured by securities of such issuers, such as repurchase agreements) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or acquire more than 10% of any class of voting securities of any issuer. For these purposes, the Portfolio takes all common stock and all preferred stock of an issuer each as a single class, regardless of priorities, series, designations, or other differences.

The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material changes in these limitations become effective.

         INVESTING IN ILLIQUID SECURITIES

         The Portfolio will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice and certain restricted securities not determined by the Trustees to be liquid.

         INVESTING IN NEW ISSUERS

         The Portfolio will not invest more than 5% of the value of its total net assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor.

         INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST

         The Portfolio will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust, or the Advisor, own individually more than 1/2 of 1% of the issuer's securities, or together own more than 5% of the issuer's securities.

         PLEDGING ASSETS

         The Portfolio will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total net assets at the time of the borrowing.

         ACQUIRING SECURITIES

         The Portfolio will not purchase securities of a company for the purpose of exercising control or management. However, the Portfolio may invest in up to 10% of the voting securities of any one issuer and may exercise its voting powers consistent with the best interests of the Portfolio. In addition, the Portfolio, other companies advised by the Advisor, and other affiliated companies may together buy and hold substantial amounts of voting stock of a company and may vote together in regard to such company's affairs. In some such cases, the Portfolio and its affiliates might collectively be considered to be in control of such company. In some cases, Trustees and other persons associated with the Trust and its affiliates might possibly become directors of companies in which the Trust holds stock.

         INVESTING IN WARRANTS

         The Portfolio will not invest more than 5% of the value of its total net assets in warrants. No more than 2% of this 5% may be warrants which are not listed on the New York or American Stock Exchanges. Warrants acquired in units or attached to securities may be deemed to be without value for purposes of this policy.

For purposes of its policies and limitations, the Portfolio considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. The Portfolio has no present intent to borrow money, sell securities short, or invest in reverse repurchase agreements in excess of 5% of the value of its total assets.

In addition to the limitations set forth above, the Portfolio will not purchase or sell real estate limited partnership interests or oil, gas, or other mineral leases, except that the Portfolio may purchase or sell securities of companies which invest in or hold the foregoing.

IMPACT MANAGEMENT INVESTMENT TRUST MANAGEMENT

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Officers and Trustees are listed with their addresses, birthdates, present positions with Impact Management Investment Trust, and principal occupations.

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Name:    Charles R. Clark*                      Birthdate:    November 16, 1959
         1875 Ski Time Square Drive, Suite One
         Steamboat Springs, Colorado 80487

Chairman of the Board of Trustees

Occupation: Chief Operating Officer and Senior Assistant Portfolio Manager of
            Jordan American Holdings, Inc. d/b/a Equity Assets Management

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Name:    Ronald A. Stiller*                     Birthdate:       March 28, 1956
         Arrott Building, Third Floor
         401 Wood Street
         Pittsburgh, PA 15219

Trustee and President

Founder and President of Impact Financial Networks, Inc.

--------------------------------------------------------------------------------

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Name:    Oleen Eagle                            Birthdate:   September 28, 1930
         3215 Chestnut Street
         Murrysville, PA 15668

Trustee


Occupation: President of Cornerstone TeleVision, President and Director of
            Group C, Vice President and Director of Christian Advance International, Director of International Christian University of Zaire

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Name:     Gerald L. Bowyer                      Birthdate:     August 31, 1962
          820 Pine Hollow Road
          McKees Rocks, PA 15136

Trustee

Occupation: President, Allegheny Institute, Host of "Focus on the Issues," a
            syndicated public affairs television program originating on WPCB, Cornerstone TeleVision

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Name:     Allen L. Zeolla                       Birthdate:        June 19, 1958
          Arrott Building, Third Floor
          401 Wood Street
          Pittsburgh, PA 15219

Treasurer and Secretary

Occupation:       Financial Consultant

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*This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.

TRUST OWNERSHIP

Officers and Trustees own less than 1% of the Trust's outstanding Shares. No person owns of record or beneficially 5% or more of the Trust's outstanding shares.

TRUSTEES' AND OFFICERS' COMPENSATION

Trustees and Officers will not receive any compensation from the Trust.

TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

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ADVISOR TO THE TRUST

The Trust's investment advisor is Jordan American Holdings, Inc. d/b/a Equity Assets Management (the "Advisor"). Jordan American Holdings, Inc. is a publicly held company which trades on NASDAQ under the symbol "JAHI". The Advisor shall not be liable to the Trust, the Portfolio, or any shareholder of the Portfolio for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust

ADVISORY FEES

For its advisory services, Jordan American Holdings, Inc. receives an annual investment advisory fee as described in the prospectus.

STATE EXPENSE LIMITATIONS

The Advisor has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Portfolio's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the Advisor will reimburse the Portfolio for its expenses over the limitation.

If the Portfolio's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Advisor will be limited, in any single fiscal year, by the amount of the investment advisory fee.

This arrangement is not part of the advisory contract and may be amended or rescinded in the future.

ADMINISTRATIVE SERVICES

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Impact Management Services, Inc., provides administrative personnel and services to the Trust for a fee described in the prospectus.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

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Impact Management Services, Inc. serves as transfer agent and dividend disbursing agent for the Trust. The fee paid to the transfer agent is $165.00 per account, per year. Impact Management Services, Inc. also maintains the Trust's accounting records.

BROKERAGE TRANSACTIONS

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The Advisor may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Trust or to the Advisor and may include:

        o  advice as to the advisability of investing in securities;
        o  security analysis and reports;
        o  economic studies;
        o  industry studies;
        o  receipt of quotations for portfolio evaluations;
        o  and similar services.

The Advisor and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relation to the value of the brokerage and research services provided.

Research services provided by brokers may be used by the Advisor or by affiliates of Jordan American Holdings, Inc. in advising other accounts. To the extent that receipt of these services may supplant services for which the Advisor or its affiliates might otherwise have paid, it would tend to reduce their expenses.

It is anticipated that the majority of brokerage transactions will be effected by Management Securities, Inc., the Trust's Distributor and a wholly-owned subsidiary of the Advisor.

PURCHASING SHARES

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Except under certain circumstances described in the prospectus, Shares are sold at their net asset value on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in the Prospectus under "How To Purchase Shares."

CONVERSION TO FEDERAL FUNDS

It is the Trust's policy to be as fully invested as possible so that maximum return may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before being invested. Impact Management Services, Inc. acts as the shareholder's agent in depositing checks and converting them to federal funds.

DETERMINING NET ASSET VALUE

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Net asset value generally changes each day. The days on which net asset value is calculated are described in the prospectus.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Portfolio's securities, other than options, are determined as follows:

     o for securities listed on a national securities exchange, according to the last sale price on a national securities exchange, if available;

     o in the absence of recorded sales for a listed security, according to the mean between the last closing bid and asked prices;

     o for unlisted equity securities, the latest bid prices and for unlisted bonds and other fixed income securities as determined by an independent pricing service; or

     o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service or at fair value as determined in good faith by the Board of Trustees.

Options are valued at the market values established by the exchanges on which they are traded at the close of option trading unless the Trustees determine in good faith that another method of valuing option positions is necessary.

REDEEMING SHARES

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The Portfolio redeems Shares at the next computed net asset value after the Portfolio receives the redemption request. Redemption procedures are explained in the prospectus under "How To Redeem Shares."

REDEMPTION IN KIND

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940, under which the Trust is obligated to redeem Shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the respective class's net asset value during any 90-day period.

Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Portfolio will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Portfolio determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

TAX STATUS

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THE TRUST'S TAX STATUS

The Trust will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Portfolio must, among other requirements:

     o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

     o derive less than 30% of its gross income from the sale of securities held less than three months;

     o   invest in securities within certain statutory limits; and

     o distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional Shares. No portion of any income dividend paid by the Portfolio is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

         CAPITAL GAINS

         Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Portfolio Shares.

TOTAL RETURN

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The average annual total return for Shares of the Portfolio is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the net asset value per share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales load adjusted over the period by any additional Shares, assuming the quarterly reinvestment of all dividends and distributions.

YIELD

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The yield for Shares of the Portfolio is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by any class of Shares over a thirty-day period by the maximum offering price per share of the respective class on the last day of the period. This value is annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Portfolio because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to the shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in any class of Shares, the performance will be reduced for those shareholders paying those fees.

PERFORMANCE COMPARISONS

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The performance of Shares depends upon such variables as:

       o    portfolio quality;
       o    average portfolio maturity;
       o    type of instruments in which the portfolio is invested;
       o    changes in interest rates and market value of portfolio securities;
       o    changes in the Portfolio's expenses;
       o    and various other factors.

The Portfolio's performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of the Portfolio's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price.

                                     PART C

                               Other Information

Item 24. Financial Statements and Exhibits

     (a)      Financial Statements - Impact Management Growth
              -----------------------------------------------
              Portfolio
              ---------

              (i) Financial Statements included in Part A of the Registration
              Statement: None

              (ii) Financial Statements included in Part B of the Registration
              Statement:  None

     (b)      Exhibits
              --------
              1.  Declaration of Trust Dated December 18, 1997
              2.  By-Laws
              3.  Inapplicable
              4.  Article III of the Declaration of Trust
              5.  Advisory Contract dated December 20, 1996
              6.  Underwriting Agreement dated December 20, 1996
              7.  Inapplicable
              8.  Form of Custody Agreement
              9.  (a) Transfer Agency and Service Agreement dated January
                  7, 1997

                  (b) Administrative Services Agreement dated January 7, 1997
              10. Opinion of Counsel [TO BE FILED WITH PRE-EFFECTIVE
                  AMENDMENT NO. 1]
              11. Consent of Independent Auditors
              12. Inapplicable
              13. Letter of Intent From Initial Investor
              14. Inapplicable
              15. Inapplicable
              16. Inapplicable
              17. Financial Data Schedule
              18. Inapplicable
              19. Power of Attorney

Item 25. Persons Controlled by or Under Common Control with Registrant Inapplicable

Item 26.  Number of Holders of Securities

         As of February 18, 1997, there was 1 holder of record of the shares of the Trust and the Growth Portfolio.

Item 27.  Indemnification

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Adviser

         Information pertaining to business and other connections of the Registrant's investment adviser is hereby incorporated by reference to the section of the Prospectus captioned "Management of the Fund" and to the section of the Statement of Additional Information captioned "Investment Adviser". Ronald A. Stiller and Charles R. Clark, Trustees and officers of the Trust are members of the Board of Directors of the Advisor and Mr. Clark is an officer of the Advisor. The Advisor has engaged, and is currently engaged, in providing financial advisement services for individual investors as well as common trust funds. Mr. Stiller is an officer and director of Impact Financial Network, which provides financial planning services to individuals.

No director or officer of the Advisor has engaged in any other business during the past two years.

Item 29.  Principal Underwriters

         (a) Inapplicable

         (b) The following is certain information with respect to the officers and directors of Management Securities, Inc. the principal distributor for the Trust and the Impact Management Growth Portfolio:

                                                                                Positions and
                                              Positions and Offices             Offices
Name                                          with Underwriter                  with Registrant
----                                          ---------------------             ---------------
W. Neal Jordan                                President/Chief Executive         None
1875 Ski Time Square Drive, Ste. One          Officer/Director
Steamboat Springs, CO 80487

Charles R. Clark                              Senior Vice President/Chief       Chairman and
1875 Ski Time Square Drive, Ste. One          Operating Officer/Director        Trustee
Steamboat Springs, CO 80487

Frederick A. Whittlesey                       Vice President/Chief Financial    None
1875 Ski Time Square Drive, Ste. One          Officer/Treasurer/Secretary/
Steamboat Springs, CO 80487                   Director

Robert J. Flaherty                            Director                          None
1875 Ski Time Square Drive, Ste. One
Steamboat Springs, CO 80487

Ronald A. Stiller                             Director                          President and
1875 Ski Time Square Drive, Ste. One                                            Trustee
Steamboat Springs, CO 80487

         (c) Inapplicable.

Item 30. Location of Accounts and Records

         All such accounts, books and other documents are maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one or more of the following locations:

Registrant                             1875 Ski Time Square Drive, Suite One,
                                       Steamboat Springs, CO 80487,

Jordan American Holdings, Inc.         1875 Ski Time Square Drive, Suite One
(Advisor)                              Steamboat Springs, CO 80487,

Impact Management Services, Inc.       Arrott Building, Third Floor
(Administrator and Transfer Agent)     401 Wood Street
                                       Pittsburgh, PA 15222

The Fifth Third Bank                   38 Fountain Square Plaza
(Custodian)                            Cincinnati, Ohio 45263.

Item 31. Management Services

         Inapplicable

Item 32. Undertakings

         (a) Registrant undertakes to file an amendment to the Registration Statement with certified financial statements showing the initial capital received before accepting subscriptions from any persons in excess of 25 if Registrant proposes to raise its initial capital pursuant to Section 14(a)(3) of the 1940 Act [15 U.S.C. 80a-14(a)(3)].

         (b) Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of Registrant's 1933 Act Registration Statement.

         (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

         (d) Registrant undertakes to have a majority of the non-interested directors determine at least annually that the arrangement concerning liability insurance for each Series of Impact Management Investment Trust satisfies the standards contained in Section 17(d)-1(d)(7)(i) and
         (ii) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh and the Commonwealth of Pennsylvania on the 18th day of February, 1997.

                                              Impact Management Investment Trust

                                                        By:/s/ RONALD A. STILLER
                                                           ---------------------
                                                                       President

         Pursuant to the requirement of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

         Signature                    Title                    Date
         ---------                    -----                    ----

   /s/ CHARLES R. CLARK
   --------------------               Chairman of the         February 18, 1997
  Charles R. Clark                    Board of Trustees

  /s/ RONALD A. STILLER
   --------------------               President (Principal    February 18, 1997
  Ronald A. Stiller                   Executive Officer)
                                      and Trustee

  /s/ OLEEN EAGLE
   --------------------               Trustee                 February 18, 1997
      Oleen Eagle

  /s/ GERALD L. BOWER
   --------------------               Trustee                 February 18, 1997
      Gerald L. Bower

  /s/ ALLEN L. ZEOLLA
   --------------------               Treasurer               February 18, 1997
      Allen L. Zeolla                 (Principal Financial
                                      and Accounting Officer)